ACST-MSVK-SOAI SUP-2

Statement of Additional Information Supplement dated May 4, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco Small Cap Discovery Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Small Cap Discovery Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Small Cap Discovery Fund
Matthew Hart	None	N/A	$100,001 - $500,000
Justin Sander[1]	$1 - $10,000	N/A	$100,001 - $500,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Small Cap Discovery Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of August 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Small Cap Discovery Fund
Matthew Hart	1	$274.6	None	None	None	None
Justin Sander[1]	None	None	None	None	None	None”

[1]	Justin Sander began serving as Portfolio Manager on the Fund effective April 20, 2018. Information for Mr. Sander has been provided as of February 28, 2018.

ACST-MSVK-SOAI SUP-2